Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

July 26, 2019

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0102

Re:	CRM Mutual Fund Trust (the “Registrant”)

(File No. 333-123998)

Ladies and Gentlemen:

On behalf of CRM Mutual Fund Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 (“1934 Act”) and the Investment Company Act of 1940, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of shareholders of the Trust and a form of proxy card.

The special meeting is being called to: (i) approve a new investment advisory agreement; and (ii) elect a Trustee.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about August 8, 2019.

Please contact me at 617-951-8458 or Lea Anne Copenhefer at 617-951-8515 with questions or comments regarding this filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz